Revenue from Contracts with Customers (Notes)	12 Months Ended
Dec. 31, 2019
Revenue from Contracts with Customers [Abstract]
Revenue from Contract with Customer [Text Block]
20. Revenue from Contracts with Customers

Disaggregation of Revenue

The Company disaggregates its revenue from contracts with customers by segment and geographic location as the Company believes it best depicts how the nature, amount, timing and uncertainty of its revenue and cash flows are affected by economic factors. In the following table, revenue is disaggregated by segment and primary geographical market for the years ended December 31, 2019 and 2018:

	Year Ended December 31, 2019		Year Ended December 31, 2018
(in thousands)	Medical Devices	Pharmaceutical (1)	Medical Devices	Pharmaceutical (1)

Primary geographical markets:
North America	$10,155	$26,034	$7,425	$41,900
Europe	3,438	22,816	2,451	25,259
Asia	11,536	6,243	7,136	13,637
Other	433	—	377	—
Total revenue from contracts with customers (2)	$25,562	$55,093	$17,389	$80,796
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(1) The revenue from the Company’s Pharmaceutical segment for the years ended December 31, 2019 and 2018 is included in (Loss) income from discontinued operations. For additional information, see Note 3, Discontinued Operations Classified as Assets held for sale.

(2) The table above does not include lease revenue from the Company’s Medical Devices segment of $5.2 million and $7.3 million for the years ended December 31, 2019 and 2018, respectively. For additional information, see Note 9, Leases.

Contract Balances

The following table provides information about receivables, contract assets and contract liabilities from contracts with customers:

(in thousands)	December 31, 2019	December 31, 2018

Receivables, current and non-current, net	$10,377	$20,655
Contract assets	$3,512	$2,595
Contract liabilities	$4,024	$8,938

Receivables, Net—Receivables, net, include amounts billed and due from customers. The amounts due are stated at their net estimated realizable value and are classified as current or noncurrent based on the timing of when the Company expects to receive payment. The Company maintains an allowance for doubtful accounts to provide for the estimated amount of receivables that will not be collected. The allowance is based upon an assessment of customer creditworthiness, historical payment experience, the age of outstanding receivables and collateral to the extent applicable. Receivables, net for our Pharmaceutical segment are classified as a current asset and included in Assets held for sale. See Note 3, Discontinued Operations Classified as Assets Held for Sale, for additional information.

Contract Assets—The Company’s contract assets represent revenue recognized for performance obligations completed before an unconditional right to payment exists, and therefore invoicing or associated reporting from the customer regarding the computation of the net product sales has not yet occurred. The Company’s contract assets are only attributable to the Pharmaceutical segment, and as such classifies contract assets in Assets held for sale in the Company’s Consolidated Balance Sheets.

(in thousands)	Medical Devices	Pharmaceutical	Total

Contract assets at December 31, 2018	$—	$2,595	$2,595
Contract assets recognized	—	12,259	12,259
Payments received	—	(11,342)	(11,342)
Contract assets at December 31, 2019	$—	$3,512	$3,512

Contract Liabilities—The Company’s contract liabilities consist of deferred revenue for products sold to customers for which the performance obligation has not been completed by the Company. The Company classifies deferred revenue as current or noncurrent based on the timing of when it expects to recognize revenue. The noncurrent portion of deferred revenue is included in Other long-term liabilities in the Company’s Consolidated Balance Sheets. The Pharmaceutical deferred revenue is classified as a current liability and included in Liabilities held for sale.

(in thousands)	Medical Devices	Pharmaceutical	Total

Contract liabilities at December 31, 2018	$1,167	$7,771	$8,938
Additions	916	2,123	3,039
Amounts recognized in revenue	(1,008)	(6,945)	(7,953)
Contract liabilities at December 31, 2019	$1,075	$2,949	$4,024

Transaction Price Allocated to Future Performance Obligations

The following table includes estimated revenue expected to be recognized in the future related to performance obligations that are unsatisfied (or partially unsatisfied) at the end of the reporting period.

	Twelve months ended
(in thousands)	December 31, 2020	Thereafter	Total

Pharmaceutical product sales	$2,326	$—	$2,326
Medical device sales	$5,473	$6,280	$11,753

The Company does not disclose the value of unsatisfied performance obligations for (i) contracts with original expected lengths of one year or less or (ii) contracts for which the Company recognizes revenue at the amount to which it has the right to invoice for the products delivered or services performed.